Derivative Liabilities (Details 1) - Level 3 [Member] - USD ($)	3 Months Ended		9 Months Ended
	Jun. 30, 2016	Jun. 30, 2015	Mar. 31, 2017	Mar. 31, 2016
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Balance at beginning	$ 313,709		$ 1,322,729	$ 205,144
Issuance of derivative warrant liabilities	165,719	206,715
Transfer from liability to equity classification due to exercise	(16,974)
Change in fair value of derivative warrant liabilities	860,275	(1,571)	877,490	108,565
Reclassification of Derivative liability to Additional Paid in Capital			(2,200,219)
Balance at end	$ 1,322,729	$ 205,144		$ 313,709